UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-21749

                                                 CRM Mutual Fund Trust

(Exact name of registrant as specified in charter)

c/o Cramer Rosenthal McGlynn, LLC.

520 Madison Avenue, 20th Floor

                                     New York, NY 10022

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road Suite 400

                                         Wilmington, DE 19808

(Name and address of agent for service)

Copy to:

Lea Anne Copenhefer

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

Registrant’s telephone number, including area code: 212-326-5300

Date of fiscal year end: June 30

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

Shares		Value
Common Stock — 96.0%
Consumer Discretionary — 7.9%
Consumer Durables & Apparel — 2.5%
192,583	G-III Apparel Group Ltd.[1]	$9,280,575

Consumer Services — 5.4%
107,595	Adtalem Global Education, Inc.[1]	5,186,079
707,621	Regis Corp.[1]	14,456,697

		19,642,776

Total Consumer Discretionary		28,923,351

Consumer Staples — 9.1%
Food & Staples Retailing — 3.0%
337,799	Performance Food Group Co.[1]	11,248,707

Food, Beverage & Tobacco — 6.1%
59,586	Coca-Cola Bottling Co. Consolidated	10,861,336
713,505	Cott Corp.	11,523,106

		22,384,442

Total Consumer Staples		33,633,149

Energy — 4.1%
Energy Equipment & Services — 1.5%
435,391	Keane Group, Inc.[1]	5,385,787

Oil, Gas & Consumable Fuels — 2.6%
808,182	Callon Petroleum Co.[1]	9,690,102

Total Energy		15,075,889

Financials — 24.3%
Banks — 19.3%
225,690	Amalgamated Bank — Class A1	4,353,560
390,754	Associated Banc-Corp.	10,159,604
268,680	BancorpSouth Bank	8,785,836
58,904	Bank of Hawaii Corp.	4,648,115
761,981	Boston Private Financial Holdings, Inc.	10,401,041
505,894	First Horizon National Corp.	8,731,730
373,303	First Midwest Bancorp, Inc.	9,926,127
209,135	Hancock Whitney Corp.	9,944,369
86,987	MB Financial, Inc.	4,010,970

		70,961,352

Diversified Financials — 3.1%
212,241	Investment Technology Group, Inc.	4,597,140
131,218	Stifel Financial Corp.	6,726,235

		11,323,375

Insurance — 1.9%
152,609	Horace Mann Educators Corp.	6,852,144

Total Financials		89,136,871

Health Care — 3.4%
Health Care Equipment & Services — 3.4%
60,061	CONMED Corp.	4,758,032
107,002	Omnicell, Inc.[1]	7,693,444

Total Health Care		12,451,476

Shares		Value
Industrials — 18.5%
Capital Goods — 15.3%
110,170	Actuant Corp. — Class A	$3,073,743
94,647	Albany International Corp. - Class A	7,524,436
36,929	Curtiss-Wright Corp.	5,074,783
74,496	EnPro Industries, Inc.	5,432,993
218,648	JELD-WEN Holding, Inc.[1]	5,391,860
63,084	John Bean Technologies Corp.	7,525,921
264,246	MRC Global, Inc.[1]	4,959,898
790,323	Mueller Water Products, Inc. — Class A	9,096,618
245,657	SPX Corp.[1]	8,182,835

		56,263,087

Commercial & Professional Services — 3.2%
162,057	Clean Harbors, Inc.[1]	11,600,040

Total Industrials		67,863,127

Information Technology — 14.0%
Software & Services — 9.4%
99,806	Altair Engineering, Inc. Class A1	4,336,571
338,039	Amber Road, Inc.[1]	3,251,935
706,616	Brightcove, Inc.[1]	5,935,574
196,064	Carbonite, Inc.[1]	6,989,681
94,760	Envestnet, Inc.[1]	5,775,622
163,570	LiveRamp Holdings, Inc.[1]	8,081,994

		34,371,377

Technology Hardware & Equipment — 4.6%
931,595	Extreme Networks, Inc.[1]	5,105,141
116,682	Itron, Inc.[1]	7,490,984
72,643	Lumentum Holdings, Inc.[1,2]	4,354,948

		16,951,073

Total Information Technology		51,322,450

Materials — 2.7%
Chemicals — 2.7%
376,181	GCP Applied Technologies, Inc.[1]	9,987,606

Real Estate — 5.3%
Diversified REIT’s — 3.1%
257,201	Alexander & Baldwin, Inc.	5,835,891
469,724	DiamondRock Hospitality Co.	5,481,679

		11,317,570

Office REIT’s — 2.2%
276,012	Corporate Office Properties Trust	8,233,438

Total Real Estate		19,551,008

Telecommunication Services — 1.4%
Diversified Telecommunication Services — 1.4%
361,955	Vonage Holdings Corp.[1]	5,125,283

Utilities — 5.3%
Gas Utilities — 2.8%
131,554	Southwest Gas Holdings, Inc.	10,396,712

CRM Funds

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Shares		Value
Utilities — (continued)
Multi-Utilities — 2.5%
156,686	Black Hills Corp.	$9,101,890

Total Utilities		19,498,602

Total Common Stock
(Cost $264,571,231)		352,568,812

Short-Term Investments — 4.0%
7,410,525	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 1.97%[3]	7,410,525
7,410,526	Federated Treasury Obligations Fund Institutional Series, 1.92%[3]	7,410,526

Total Short-Term Investments (Cost $14,821,051)		14,821,051

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.0% (Cost $279,392,282)		367,389,863

Principal
Short-Term Investments Held As Collateral For Loaned Securities — 0.9%
Repurchase Agreements — 0.9%
$ 1,000,000	With Bank of Montreal: at 2.22%, dated 09/28/18, to be repurchased on 10/01/18, repurchase price $1,000,185 (collateralized by US Treasury Securities, par values ranging from $0 - $473,947, coupon rates ranging from 0.00% to 4.25%, 12/06/18 - 09/09/49; total market value $1,020,001)	$1,000,000
1,000,000	With BNP Paribas: at 2.24%, dated 09/28/18, to be repurchased on 10/01/18, repurchase price $1,000,187 (collateralized by US Treasury Securities, par values ranging from $0 - $519,927, coupon rates ranging from 0.00% to 8.13%, 10/04/18 - 09/09/49; total market value $1,020,000)	1,000,000
291,590	With Credit Agricole CIB: at 2.24%, dated 09/28/18, to be repurchased on 10/01/18, repurchase price $291,644 (collateralized by a US Treasury Security, par value of $304,113, coupon rate of 3.00%, 09/09/49; total market value $297,422)	291,590

Principal		Value
Repurchase Agreements — (continued)
$ 1,000,000	With HSBC Securities USA, Inc.: at 2.23%, dated 09/28/18, to be repurchased on 10/01/18, repurchase price $1,000,186 (collateralized by US Treasury Securities, par values ranging from $236,848 - $447,948, coupon rates ranging from 0.00% to 2.25%, 04/15/20 - 09/09/49; total market value $1,020,000)	$1,000,000

Total Repurchase Agreements		3,291,590

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $3,291,590)		3,291,590

Total Investments — 100.9% (Cost $282,683,872)		$370,681,453	[4]
Liabilities in Excess of Other Assets — (0.9)% .		(3,265,308)

Total Net Assets — 100.0%		$367,416,145

CRM Funds

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2018 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Investments in Securities:
Common Stock	$352,568,812	$352,568,812	—	—
Short-Term Investments	14,821,051	14,821,051	—	—
Short-Term
Investments Held
As Collateral For Loaned Securities	3,291,590	—	$3,291,590	—

Total Investments in Securities	$370,681,453	$367,389,863	$3,291,590	—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	Rate represents an annualized yield at date of measurement.
[4]

At September 30, 2018, the market value of securities on loan for the CRM Small Cap Value Fund was $3,150,612. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

Shares		Value
Common Stock — 96.6%
Consumer Discretionary — 7.0%
Consumer Durables & Apparel — 4.2%
165,340	G-III Apparel Group Ltd.[1]	$7,967,735
33,016	PVH Corp.	4,767,510

		12,735,245

Consumer Services — 2.8%
89,945	Adtalem Global Education, Inc.[1]	4,335,349
15,806	Vail Resorts, Inc.	4,337,483

		8,672,832

Total Consumer Discretionary		21,408,077

Consumer Staples — 4.3%
Food & Staples Retailing — 2.3%
211,027	Performance Food Group Co.[1]	7,027,199

Food, Beverage & Tobacco — 2.0%
124,754	TreeHouse Foods, Inc.[1]	5,969,479

Total Consumer Staples		12,996,678

Energy — 6.5%
Energy Equipment & Services — 1.8%
124,219	Apergy Corp.[1]	5,410,980

Oil, Gas & Consumable Fuels — 4.7%
693,897	Callon Petroleum Co.[1,2]	8,319,825
70,067	Energen Corp.[1]	6,037,673

		14,357,498

Total Energy		19,768,478

Financials — 16.5%
Banks — 11.6%
313,869	Associated Banc-Corp.	8,160,594
277,505	First Midwest Bancorp, Inc.	7,378,858
165,626	Hancock Whitney Corp.	7,875,516
305,263	KeyCorp.	6,071,681
99,085	Webster Financial Corp.	5,842,052
		35,328,701

Diversified Financials — 1.2%
72,248	Stifel Financial Corp.	3,703,432

Insurance — 3.7%
40,770	American Financial Group, Inc.	4,524,247
53,975	Hanover Insurance Group, Inc. (The)	6,658,896

		11,183,143

Total Financials		50,215,276

Health Care — 8.1%
Health Care Equipment & Services — 5.5%
29,655	Cooper Companies, Inc. (The)	8,218,883
79,173	Omnicell, Inc.[1]	5,692,539
25,726	STERIS PLC[3]	2,943,054

		16,854,476

Shares		Value
Health Care — (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 2.6%
25,334	Bio-Rad Laboratories, Inc. -
	Class A1	$7,929,289

Total Health Care		24,783,765

Industrials — 16.7%
Capital Goods — 10.9%
146,601	Actuant Corp. — Class A	4,090,168
36,085	Carlisle Cos, Inc.	4,395,153
35,325	Curtiss-Wright Corp.	4,854,361
132,530	SPX FLOW, Inc.[1]	6,891,560
24,538	Teledyne Technologies, Inc.[1]	6,053,034
85,695	Xylem, Inc.	6,844,460

		33,128,736

Commercial & Professional Services — 5.8%
127,796	Clean Harbors, Inc.[1]	9,147,638
153,904	TriNet Group, Inc.[1]	8,667,873

		17,815,511

Total Industrials		50,944,247

Information Technology — 16.8%
Semiconductors & Semiconductor Equipment — 2.4%
133,284	Cree, Inc.[1]	5,047,465
103,727	MACOM Technology Solutions Holdings, Inc.[1,2]	2,136,776

		7,184,241

Software & Services — 10.7%
112,894	Black Knight, Inc.[1]	5,864,843
158,389	Carbonite, Inc.[1]	5,646,568
103,974	CommVault Systems, Inc.[1]	7,278,180
63,491	PTC, Inc.[1]	6,742,109
70,962	Worldpay, Inc. — Class A1	7,186,322

		32,718,022

Technology Hardware & Equipment — 3.7%
97,515	FLIR Systems, Inc.	5,994,247
87,466	Lumentum Holdings, Inc.[1,2]	5,243,587

		11,237,834

Total Information Technology		51,140,097

Materials — 9.3%
Chemicals — 9.3%
317,800	GCP Applied Technologies, Inc.[1]	8,437,590
199,063	RPM International, Inc.	12,927,151
95,891	W.R. Grace & Co.	6,852,371

Total Materials		28,217,112

Real Estate — 6.3%
Diversified REIT’s — 1.8%
333,274	Empire State Realty Trust, Inc. — Class A	5,535,681

Office REIT’s — 4.5%
221,464	Corporate Office Properties Trust	6,606,271

CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Shares		Value
Real Estate — (continued)
Office REIT’s — (continued)
218,150	Equity Commonwealth[1]	$7,000,434

		13,606,705

Total Real Estate		19,142,386

Telecommunication Services — 1.1%
Diversified Telecommunication Services — 1.1%
230,472	Vonage Holdings Corp.[1]	3,263,483

Utilities — 4.0%
Multi-Utilities — 2.6%
310,254	NiSource, Inc.	7,731,530

Water Utilities — 1.4%
48,644	American Water Works Co., Inc.	4,279,212

Total Utilities		12,010,742

Total Common Stock (Cost $213,790,821)		293,890,341

Short-Term Investments — 3.4%
5,174,336	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 1.97%[4]	5,174,336
5,174,337	Federated Treasury Obligations Fund Institutional Series, 1.92%[4]	5,174,337

Total Short-Term Investments (Cost $10,348,673)		10,348,673

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.0% (Cost $224,139,494)		304,239,014

Principal
Short-Term Investments Held As Collateral For Loaned Securities — 2.4%
Repurchase Agreements — 2.4%
$1,718,976	With Bank of Montreal: at 2.22%, dated 09/28/18, to be repurchased on 10/01/18, repurchase price $1,719,294 (collateralized by US Treasury Securities, par values ranging from $0 - $814,704, coupon rates ranging from 0.00% to 4.25%, 12/06/18 - 09/09/49; total market value $1,753,356)	$1,718,976

Principal		Value
Repurchase Agreements — (continued)
$1,718,976	With BNP Paribas: at 2.24%, dated
	09/28/18, to be repurchased on
	10/01/18, repurchase price
	$1,719,297 (collateralized by US
	Treasury Securities, par values
	ranging from $0 - $893,742,
	coupon rates ranging from 0.00%
	to 8.13%, 10/04/18 - 09/09/49;
	total market value $1,753,356)	$ 1,718,976
361,461	With Credit Agricole CIB: at
	2.24%, dated 09/28/18, to be
	repurchased on 10/01/18,
	repurchase price $361,528
	(collateralized by a US Treasury
	Security, par value of $376,985,
	coupon rate of 3.00%, 09/09/49;
	total market value $368,690)	361,461
1,718,976	With HSBC Securities USA, Inc.:
	at 2.23%, dated 09/28/18, to be
	repurchased on 10/01/18,
	repurchase price $1,719,295
	(collateralized by US Treasury
	Securities, par values ranging from
	$407,135 - $770,012, coupon rates
	ranging from 0.00% to 2.25%,
	04/15/20 - 09/09/49; total market
	value $1,753,356)	1,718,976
1,718,976	With TD Securities, Inc.: at 2.24%,
	dated 09/28/18, to be repurchased
	on 10/01/18, repurchase price
	$1,719,297 (collateralized by US
	Treasury Securities, par values
	ranging from $321,220 -
	$1,031,750, coupon rates ranging
	from 1.63% to 2.38%, 08/15/22 -
	09/09/49; total market value
	$1,753,356)	1,718,976

Total Repurchase Agreements		7,237,365

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $7,237,365)		7,237,365

Total Investments — 102.4% (Cost $231,376,859)		311,476,379	[5]
Liabilities in Excess of Other Assets — (2.4)%		(7,202,227)

Total Net Assets — 100.0%		$304,274,152

CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2018 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock	$293,890,341	$293,890,341	—	—
Short-Term Investments	10,348,673	10,348,673	—	—
Short-Term Investments Held As Collateral For Loaned Securities	7,237,365	—	$7,237,365	—

Total Investments in Securities	$311,476,379	$304,239,014	$7,237,365	—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]

At September 30, 2018, the market value of securities on loan for the CRM Small/Mid Cap Value Fund was $7,048,132. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

Shares		Value
Common Stock — 97.1%
Consumer Discretionary — 12.5%
Consumer Durables & Apparel — 2.8%
51,280	Mohawk Industries, Inc.[1]	$8,991,948
52,011	PVH Corp.	7,510,388

		16,502,336

Consumer Services — 5.7%
171,426	Adtalem Global Education, Inc.[1]	8,262,733
246,496	Aramark	10,604,258
898,805	Houghton Mifflin Harcourt Co.[1]	6,291,635
30,427	Vail Resorts, Inc.	8,349,778

		33,508,404

Retailing — 4.0%
67,443	Expedia Group, Inc.	8,799,962
111,741	Tiffany & Co.	14,411,237

		23,211,199

Total Consumer Discretionary		73,221,939

Consumer Staples — 2.0%
Food, Beverage & Tobacco — 2.0%
239,823	TreeHouse Foods, Inc.[1]	11,475,531

Energy — 8.2%
Energy Equipment & Services — 1.8%
241,534	Apergy Corp.[1]	10,521,221

Oil, Gas & Consumable Fuels — 6.4%
185,733	Continental Resources, Inc.[1]	12,681,849
153,937	Energen Corp.[1]	13,264,752
383,781	Parsley Energy, Inc. — Class A1	11,225,594

		37,172,195

Total Energy		47,693,416

Financials — 12.8%
Banks — 8.4%
478,690	Associated Banc-Corp.	12,445,940
342,743	BancorpSouth Bank	11,207,696
228,466	Hancock Whitney Corp.	10,863,558
732,539	KeyCorp.	14,570,201

		49,087,395

Diversified Financials — 2.2%
149,229	Nasdaq, Inc.	12,803,848

Insurance — 2.2%
103,577	Hanover Insurance
	Group, Inc. (The)	12,778,295

Total Financials		74,669,538

Health Care — 5.4%
Health Care Equipment & Services — 2.6%
35,265	Cooper Companies, Inc. (The)	9,773,695
49,898	STERIS PLC[2]	5,708,331

		15,482,026

Shares		Value
Health Care — (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 2.8%
52,319	Bio-Rad Laboratories, Inc. -
	Class A1	$16,375,324

Total Health Care		31,857,350

Industrials — 18.8%
Capital Goods — 14.5%
203,159	AMETEK, Inc.	16,073,940
69,027	Carlisle Cos, Inc.	8,407,489
252,712	Dover Corp.	22,372,593
253,128	SPX FLOW, Inc.[1]	13,162,656
47,149	Teledyne Technologies, Inc.[1]	11,630,715
165,262	Xylem, Inc.	13,199,476

		84,846,869

Commercial & Professional Services — 4.3%
242,369	IHS Markit Ltd.[1]	13,078,231
210,255	TriNet Group, Inc.[1]	11,841,562

		24,919,793

Total Industrials		109,766,662

Information Technology — 12.9%
Semiconductors & Semiconductor Equipment — 2.3%
170,224	Microchip Technology, Inc.[3]	13,432,376

Software & Services — 6.6%
215,984	Black Knight, Inc.[1]	11,220,369
207,307	CommVault Systems, Inc.[1]	14,511,490
120,862	PTC, Inc.[1]	12,834,336

		38,566,195

Technology Hardware & Equipment — 4.0%
187,350	FLIR Systems, Inc.	11,516,405
53,198	Palo Alto Networks, Inc.[1]	11,983,381

		23,499,786

Total Information Technology		75,498,357

Materials — 9.8%
Chemicals — 8.3%
104,139	Ashland Global Holdings, Inc.	8,733,097
388,015	RPM International, Inc.	25,197,694
207,962	W.R. Grace & Co.	14,860,964

		48,791,755

Construction Materials — 1.5%
78,950	Vulcan Materials Co.	8,779,240

Total Materials		57,570,995

Real Estate — 4.8%
Office REIT’s — 2.3%
422,311	Equity Commonwealth[1]	13,551,960

Specialized REIT’s — 2.5%
33,515	Equinix, Inc.	14,508,308

Total Real Estate		28,060,268

CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Shares		Value
Telecommunication Services — 1.7%
Diversified Telecommunication Services — 1.7%
279,475	Zayo Group Holdings, Inc.[1]	$9,703,372

Utilities — 8.2%
Gas Utilities — 2.0%
124,860	Atmos Energy Corp.	11,725,602

Multi-Utilities — 4.4%
190,809	Black Hills Corp.[3]	11,084,095
574,061	NiSource, Inc.	14,305,600

		25,389,695

Water Utilities — 1.8%
121,143	American Water Works Co., Inc.	10,656,950

Total Utilities		47,772,247

Total Common Stock (Cost $438,777,843)		567,289,675

Short-Term Investments — 3.1%
8,983,296	Blackrock Liquidity Funds
	TempCash Portfolio — Institutional
	Series, 1.97%[4]	8,983,296
8,983,297	Federated Treasury Obligations Fund
	Institutional Series, 1.92%[4]	8,983,297

Total Short-Term Investments (Cost $17,966,593)		17,966,593

Total Investments Before Short-Term
Investments Held As Collateral For Loaned Securities — 100.2% (Cost $456,744,436)		585,256,268

Principal
Short-Term Investments Held As Collateral For Loaned Securities — 2.3%
Repurchase Agreements — 2.3%
$3,161,776	With Bank of Montreal: at 2.22%,
	dated 09/28/18, to be repurchased
	on 10/01/18, repurchase price
	$3,162,361 (collateralized by US
	Treasury Securities, par values
	ranging from $0 - $1,498,514,
	coupon rates ranging from 0.00%
	to 4.25%, 12/06/18 - 09/09/49;
	total market value $3,225,013)	$3,161,776

Principal		Value
Repurchase Agreements — (continued)
$3,161,776	With BNP Paribas: at 2.24%, dated
	09/28/18, to be repurchased on
	10/01/18, repurchase price
	$3,162,366 (collateralized by US
	Treasury Securities, par values
	ranging from $0 - $1,643,892,
	coupon rates ranging from 0.00%
	to 8.13%, 10/04/18 - 09/09/49;
	total market value $3,225,011)	$3,161,776
3,161,776	With Citigroup Global Markets,
	Inc.: at 2.24%, dated 09/28/18, to
	be repurchased on 10/01/18,
	repurchase price $3,162,366
	(collateralized by US Treasury
	Securities, par values ranging from
	$1 - $936,294, coupon rates
	ranging from 0.13% to 2.88%,
	12/31/19 - 09/09/49; total market
	value $3,225,012)	3,161,776
664,834	With Credit Agricole CIB: at
	2.24%, dated 09/28/18, to be
	repurchased on 10/01/18,
	repurchase price $664,958
	(collateralized by a US Treasury
	Security, par value of $693,387,
	coupon rate of 3.00%, 09/09/49;
	total market value $678,131)	664,834
3,161,776	With HSBC Securities USA, Inc.:
	at 2.23%, dated 09/28/18, to be
	repurchased on 10/01/18,
	repurchase price $3,162,364
	(collateralized by US Treasury
	Securities, par values ranging from
	$748,859 - $1,416,311, coupon
	rates ranging from 0.00% to
	2.25%, 04/15/20 - 09/09/49; total
	market value $3,225,012)	3,161,776

Total Repurchase Agreements		13,311,938

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $13,311,938)		13,311,938

Total Investments — 102.5% (Cost $470,056,374)		598,568,206	[5]
Liabilities in Excess of Other Assets — (2.5)% .		(14,558,922)

Total Net Assets — 100.0%		$584,009,284

CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2018 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock	$567,289,675	$567,289,675	—	—
Short-Term Investments	17,966,593	17,966,593	—	—
Short-Term Investments Held As Collateral For Loaned Securities	13,311,938	—	$13,311,938	—
Total Investments in Securities	$598,568,206	$585,256,268	$13,311,938	—

[1]	Non-income producing security.
[2]	PLC — Public Limited Company.
[3]	Security partially or fully on loan.
[4]	Rate represents an annualized yield at date of measurement.
[5]

At September 30, 2018, the market value of securities on loan for the CRM Mid Cap Value Fund was $13,075,223. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

CRM Funds

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

Shares		Value
Common Stock — 94.1%
Consumer Discretionary — 8.0%
Consumer Durables & Apparel — 3.2%
4,676	Mohawk Industries, Inc.[1]	$819,937
12,933	PVH Corp.	1,867,525

		2,687,462

Retailing — 4.8%
2,642	AutoZone, Inc.[1]	2,049,399
16,119	Tiffany & Co.	2,078,868

		4,128,267

Total Consumer Discretionary		6,815,729

Consumer Staples — 1.7%

Food, Beverage & Tobacco — 1.7%
18,255	Philip Morris International, Inc.	1,488,513

Energy — 9.5%

Energy Equipment & Services — 2.0%
41,533	Halliburton Co.	1,683,332

Oil, Gas & Consumable Fuels — 7.5%
69,742	EQT GP Holdings LP	1,452,726
31,613	Occidental Petroleum Corp.	2,597,640
80,795	Parsley Energy, Inc. — Class A1	2,363,254

		6,413,620

Total Energy		8,096,952

Financials — 20.0%

Banks — 11.4%
101,237	Bank of America Corp.	2,982,442
45,975	BB&T Corp.	2,231,626
93,020	KeyCorp.	1,850,168
51,216	Wells Fargo & Co.	2,691,913

		9,756,149

Diversified Financials — 3.6%
11,683	Ameriprise Financial, Inc.	1,725,112
15,430	Nasdaq, Inc.	1,323,894

		3,049,006

Insurance — 5.0%
41,785	American International Group, Inc.	2,224,634
43,278	MetLife, Inc.	2,021,948

		4,246,582

Total Financials		17,051,737

Health Care — 11.7%

Health Care Equipment & Services — 8.6%
8,625	Anthem, Inc.	2,363,681
37,585	Danaher Corp.	4,083,986
2,600	Humana, Inc.	880,152

		7,327,819

Pharmaceuticals, Biotechnology & Life Sciences — 3.1%
13,822	Allergan PLC[2]	2,632,815

Total Health Care		9,960,634

Shares		Value
Industrials — 13.0%
Capital Goods — 6.0%
26,580	Dover Corp.	$2,353,128
19,810	United Technologies Corp.	2,769,636

		5,122,764

Commercial & Professional Services — 1.7%
25,688	TriNet Group, Inc.[1]	1,446,748

Transportation — 5.3%
34,266	CSX Corp.	2,537,397
8,400	FedEx Corp.	2,022,636

		4,560,033

Total Industrials		11,129,545

Information Technology — 17.8%
Semiconductors & Semiconductor Equipment — 5.4%
10,735	Broadcom, Inc.	2,648,647
25,294	Microchip Technology, Inc.	1,995,949

		4,644,596

Software & Services — 11.4%
30,116	DXC Technology Co.	2,816,448
27,289	Microsoft Corp.	3,121,043
13,490	PTC, Inc.[1]	1,432,503
22,954	Worldpay, Inc. — Class A1	2,324,552

		9,694,546

Technology Hardware & Equipment — 1.0%
3,990	Palo Alto Networks, Inc.[1]	898,787

Total Information Technology		15,237,929

Materials — 5.0%
Chemicals — 5.0%
15,475	Air Products & Chemicals, Inc.	2,585,099
26,050	DowDuPont, Inc.	1,675,275

Total Materials		4,260,374

Telecommunication Services — 2.3%
Diversified Telecommunication Services — 2.3%
56,083	Zayo Group Holdings, Inc.[1]	1,947,202

Utilities — 5.1%
Electric Utilities — 3.1%
15,570	NextEra Energy, Inc.	2,609,532

Gas Utilities — 2.0%
18,309	Atmos Energy Corp.	1,719,398

Total Utilities		4,328,930

Total Common Stock (Cost $68,602,271)		80,317,545

CRM Funds

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2018 (Unaudited)

Shares		Value
Short-Term Investments — 5.8%
2,469,932	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 1.97%[3]	$ 2,469,932
2,469,932	Federated Treasury Obligations Fund Institutional Series, 1.92%[3]	2,469,932

Total Short-Term Investments (Cost $4,939,864)		4,939,864
Total Investments — 99.9% (Cost $73,542,135)		85,257,409
Other Assets in Excess of Liabilities — 0.1%		44,674
Total Net Assets — 100.0%		$85,302,083

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock	$80,317,545	$80,317,545	—	—
Short-Term Investments	4,939,864	4,939,864	—	—
Total Investments in Securities	$85,257,409	$85,257,409	—	—

[1]	Non-income producing security.
[2]	PLC — Public Limited Company.
[3]	Rate represents an annualized yield at date of measurement.

CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

Shares		Value
Common Stock — 97.2%
Consumer Discretionary — 10.6%
Consumer Durables & Apparel — 3.2%
4,273	G-III Apparel Group Ltd.[1]	$205,916
2,857	PVH Corp.	412,550

		618,466

Consumer Services — 3.9%
8,685	Aramark	373,629
51,930	Houghton Mifflin Harcourt Co.[1]	363,510

		737,139

Retailing — 3.5%
253	AutoZone, Inc.[1]	196,252
3,632	Tiffany & Co.	468,419

		664,671

Total Consumer Discretionary		2,020,276

Consumer Staples — 1.6%
Household & Personal Products — 1.6%
6,504	Edgewell Personal Care Co.[1,2]	300,680

Energy — 6.9%
Energy Equipment & Services — 1.7%
7,400	Apergy Corp.[1]	322,322

Oil, Gas & Consumable Fuels — 5.2%
3,720	Energen Corp.[1]	320,552
7,349	EQT Corp.	325,046
11,490	Parsley Energy, Inc. — Class A1	336,083

		981,681

Total Energy		1,304,003

Financials — 17.0%
Banks — 13.1%
18,314	Associated Banc-Corp.	476,164
19,200	Bank of America Corp.	565,632
31,564	Boston Private Financial Holdings, Inc.	430,848
23,300	KeyCorp.	463,437
10,598	Wells Fargo & Co.	557,031

		2,493,112

Diversified Financials — 1.6%
3,480	Nasdaq, Inc.	298,584

Insurance — 2.3%
8,240	American International Group, Inc.	438,698

Total Financials		3,230,394

Health Care — 10.7%
Health Care Equipment & Services — 7.2%
6,735	Danaher Corp.	731,825
588	Humana, Inc.	199,050
3,320	Zimmer Biomet Holdings, Inc.	436,480

		1,367,355

Shares		Value
Health Care — (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 3.5%
3,459	Allergan PLC[3]	$658,871

Total Health Care		2,026,226

Industrials — 15.6%
Capital Goods — 6.0%
6,064	Dover Corp.	536,846
4,250	United Technologies Corp.	594,193

		1,131,039

Commercial & Professional Services — 4.5%
6,958	IHS Markit Ltd.[1]	375,454
8,458	TriNet Group, Inc.[1]	476,354

		851,808

Transportation — 5.1%
7,690	CSX Corp.	569,444
1,682	FedEx Corp.	405,009

		974,453

Total Industrials		2,957,300

Information Technology — 23.8%
Semiconductors & Semiconductor Equipment — 4.9%
2,120	Broadcom, Inc.	523,067
5,280	Microchip Technology, Inc.[2]	416,645

		939,712

Software & Services — 16.8%
5,850	Black Knight, Inc.[1]	303,908
8,280	Carbonite, Inc.[1]	295,182
5,853	CommVault Systems, Inc.[1]	409,710
7,632	DXC Technology Co.	713,745
5,879	Microsoft Corp.	672,381
3,365	PTC, Inc.[1]	357,329
4,367	Worldpay, Inc. — Class A1	442,246

		3,194,501

Technology Hardware & Equipment — 2.1%
6,448	FLIR Systems, Inc.	396,359

Total Information Technology		4,530,572

Materials — 5.7%
Chemicals — 5.7%
3,475	Air Products & Chemicals, Inc.	580,499
7,777	DowDuPont, Inc.	500,139

Total Materials		1,080,638

Telecommunication Services — 1.8%
Diversified Telecommunication Services — 1.8%
10,117	Zayo Group Holdings, Inc.[1]	351,262

Utilities — 3.5%
Electric Utilities — 1.6%
1,903	NextEra Energy, Inc.	318,943

CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Shares		Value
Utilities — (continued)
Gas Utilities — 1.9%
3,804	Atmos Energy Corp.	$357,233

Total Utilities		676,176

Total Common Stock (Cost $15,815,950)		18,477,527

Short-Term Investments — 3.1%
291,538	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 1.97%[4]	291,538
291,539	Federated Treasury Obligations Fund Institutional Series, 1.92%[4]	291,539

Total Short-Term Investments (Cost $583,077)		583,077

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.3% (Cost $16,399,027)		19,060,604

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 3.5%
Repurchase Agreements — 3.5%
$655,028	With BNP Paribas: at 2.24%, dated 09/28/18, to be repurchased on 10/01/18, repurchase price $655,150 (collateralized by US Treasury Securities, par values ranging from $0 - $340,567, coupon rates ranging from 0.00% to 8.13%, 10/04/18 - 09/09/49; total market value $668,129)	$655,028
Total Repurchase Agreements		655,028
Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $655,028)		655,028
Total Investments — 103.8% (Cost $17,054,055)		19,715,632	[5]
Liabilities in Excess of Other Assets — (3.8)%		(713,739)

Total Net Assets — 100.0%		$19,001,893

CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2018 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock	$18,477,527	$18,477,527	—	—
Short-Term Investments	583,077	583,077	—	—
Short-Term Investments Held As Collateral For Loaned Securities	655,028	—	$655,028	—
Total Investments in Securities	$19,715,632	$19,060,604	$655,028	—

1	Non-income producing security.
2	Security partially or fully on loan.
3	PLC — Public Limited Company.
4	Rate represents an annualized yield at date of measurement.
5

At September 30, 2018, the market value of securities on loan for the CRM All Cap Value Fund was $640,267. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

CRM Funds

CRM FUNDS

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

Shares		Value
Common Stock — 97.1%
Consumer Discretionary — 13.9%
Consumer Durables & Apparel — 5.0%
247,180	G-III Apparel Group Ltd.[1]	$11,911,604
112,090	PVH Corp.[2]	16,185,796

		28,097,400

Consumer Services — 1.0%
21,565	Vail Resorts, Inc.	5,917,867

Retailing — 7.9%
17,547	AutoZone, Inc.[1]	13,611,208
129,615	Expedia Group, Inc.	16,912,165
109,388	Tiffany & Co.[2]	14,107,771

		44,631,144

Total Consumer Discretionary		78,646,411

Consumer Staples — 6.7%

Food, Beverage & Tobacco — 4.6%
739,975	Cott Corp.	11,950,596
176,185	Philip Morris International, Inc.[2]	14,366,125

		26,316,721

Household & Personal Products — 2.1%
250,560	Edgewell Personal Care Co.[1]	11,583,389

Total Consumer Staples		37,900,110

Energy — 1.7%
Oil, Gas & Consumable Fuels — 1.7%
214,370	EQT Corp.	9,481,585

Financials — 9.8%
Banks — 7.9%
542,677	Associated Banc-Corp.	14,109,602
629,840	Boston Private Financial Holdings, Inc.	8,597,316
416,589	Wells Fargo & Co.	21,895,918

		44,602,836

Insurance — 1.9%
206,060	American International Group, Inc.	10,970,634

Total Financials		55,573,470

Health Care — 13.2%
Health Care Equipment & Services — 8.3%
254,970	Danaher Corp.[2]	27,705,040
17,385	Humana, Inc.	5,885,170
100,524	Zimmer Biomet Holdings, Inc.[2]	13,215,891

		46,806,101

Pharmaceuticals, Biotechnology & Life Sciences — 4.9%
147,329	Allergan PLC[2,3]	28,063,228

Total Health Care		74,869,329

Shares		Value
Industrials — 21.9%
Capital Goods — 6.6%
181,590	Dover Corp.	$16,076,163
152,185	United Technologies Corp.	21,276,985

		37,353,148

Commercial & Professional Services — 9.0%
261,505	Clean Harbors, Inc.[1,2]	18,718,528
213,122	IHS Markit Ltd.[1]	11,500,063
372,791	TriNet Group, Inc.[1,2]	20,995,589

		51,214,180

Transportation — 6.3%
242,950	CSX Corp.[2]	17,990,447
72,887	FedEx Corp.[2]	17,550,461

		35,540,908

Total Industrials		124,108,236

Information Technology — 17.9%
Semiconductors & Semiconductor Equipment — 3.0%
68,833	Broadcom, Inc.[2]	16,983,166

Software & Services — 11.8%
157,810	CommVault Systems, Inc.[1]	11,046,700
413,893	DXC Technology Co.[2]	38,707,274
148,860	Microsoft Corp.[2]	17,025,118

		66,779,092

Technology Hardware & Equipment — 3.1%
1,254,605	Extreme Networks, Inc.[1]	6,875,235
180,406	FLIR Systems, Inc.[2]	11,089,557

		17,964,792

Total Information Technology		101,727,050

Materials — 10.0%
Chemicals — 10.0%
114,255	Air Products & Chemicals, Inc.[2]	19,086,298
368,595	DowDuPont, Inc.[2]	23,704,344
196,390	W.R. Grace & Co.[2]	14,034,029

Total Materials		56,824,671

Telecommunication Services — 2.0%
Diversified Telecommunication Services — 2.0%
330,400	Zayo Group Holdings, Inc.[1,2]	11,471,488

Total Common Stock (Cost $498,375,606)		550,602,350

CRM Funds

CRM FUNDS

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Shares		Value
Short-Term Investments — 3.5%
9,882,382	Blackrock Liquidity Funds
	TempCash Portfolio — Institutional
	Series, 1.97%[4]	$9,882,382
9,882,382	Federated Treasury Obligations Fund
	Institutional Series, 1.92%[4]	9,882,382

Total Short-Term Investments (Cost $19,764,764)		19,764,764

Total Investments in Securities — 100.6% (Cost $518,140,370)		570,367,114

Common Stock Sold Short — (58.6%)
Consumer Discretionary — (14.8%)
Consumer Durables & Apparel — (4.5%)
(57,320)	Carter’s, Inc.	$(5,651,752)
(175,610)	Fossil Group, Inc.[1]	(4,088,201)
(97,450)	Leggett & Platt, Inc.	(4,267,335)
(44,140)	Ralph Lauren Corp.	(6,071,457)
(57,760)	VF Corp.	(5,397,672)

		(25,476,417)

Consumer Services — (0.5%)
(43,825)	Brunswick Corp.	(2,937,152)

Hotels, Restaurants & Leisure — (1.7%)
(166,355)	Starbucks Corp.	(9,455,618)

Media — (3.0%)
(1,086,390)	Cineworld Group PLC[3]	(4,468,923)
(107,695)	Omnicom Group, Inc.	(7,325,414)
(82,827)	Publicis Groupe SA	(4,950,612)

		(16,744,949)

Retailing — (5.1%)
(46,700)	Canadian Tire Corp Ltd. -
	Class A	(5,471,744)
(37,666)	Dollar General Corp.	(4,116,894)
(50,685)	Home Depot, Inc. (The)	(10,499,398)
(116,370)	Sleep Number Corp.[1]	(4,280,088)
(41,880)	Stitch Fix, Inc. — Class A1	(1,833,088)
(33,037)	Tractor Supply Co.	(3,002,402)

		(29,203,614)

Total Consumer Discretionary		(83,817,750)

Consumer Staples — (10.4%)
Food & Staples Retailing — (2.1%)
(167,700)	Walgreens Boots Alliance, Inc.	(12,225,330)

Food, Beverage & Tobacco — (6.7%)
(143,024)	Altria Group, Inc.	(8,625,778)
(603,490)	Flowers Foods, Inc.	(11,261,123)
(56,261)	Hershey Co. (The)	(5,738,622)
(159,122)	Hormel Foods Corp.	(6,269,407)
(59,107)	J.M. Smucker Co. (The)	(6,064,969)

Shares		Value
Consumer Staples — (continued)
Food, Beverage & Tobacco — (continued)
		$(37,959,899)

Household & Personal Products — (1.6%)
(61,555)	Estee Lauder Cos, Inc. (The) —
	Class A	(8,945,172)

Total Consumer Staples		(59,130,401)

Energy — (0.8%)
Oil, Gas & Consumable Fuels — (0.8%)
(285,745)	Range Resources Corp.	(4,854,808)

Financials — (4.9%)
Banks — (3.5%)
(482,425)	Fulton Financial Corp.	(8,032,376)
(238,250)	National Bank of Canada	(11,899,127)

		(19,931,503)

Insurance — (1.4%)
(95,960)	WR Berkley Corp.	(7,670,083)

Total Financials		(27,601,586)

Health Care — (2.0%)
Pharmaceuticals, Biotechnology & Life Sciences — (2.0%)
(46,257)	Roche Holding AG	(11,206,034)

Industrials — (16.0%)
Capital Goods — (14.2%)
(320,240)	Garrett Motion, Inc.[1]	(5,924,440)
(36,745)	General Dynamics Corp.	(7,522,436)
(618,810)	General Electric Co.	(6,986,365)
(26,840)	Lennox International, Inc.	(5,861,856)
(103,565)	Mercury Computer Systems, Inc.[1]	(5,729,216)
(78,879)	PACCAR, Inc.	(5,378,759)
(208,355)	Philips Lighting NV5	(5,394,602)
(33,895)	Rockwell Automation, Inc.	(6,355,990)
(111,625)	Sensata Technologies
	Holding PLC[1,3]	(5,531,019)
(601,875)	Siemens Gamesa Renewable
	Energy SA1	(7,616,990)
(99,925)	Vestas Wind Systems A/S	(6,758,228)
(654,105)	Volvo AB — Class B	(11,562,425)

		(80,622,326)

Commercial Services & Supplies — (1.3%)
(101,358)	Robert Half International, Inc.	(7,133,576)

Transportation — (0.5%)
(22,080)	Landstar System, Inc.	(2,693,760)

Total Industrials		(90,449,662)

Information Technology — (6.7%)
Semiconductors & Semiconductor Equipment — (3.8%)
(106,095)	Intel Corp.	(5,017,233)
(143,645)	Maxim Integrated Products, Inc.	(8,100,141)
(108,655)	Qorvo, Inc.[1]	(8,354,483)

		(21,471,857)

CRM Funds

CRM FUNDS

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2018 (Unaudited)

Shares		Value
Information Technology — (continued)
Software & Services — (0.6%)
(196,280)	Cloudera, Inc.[1]	$(3,464,342)

Technology Hardware & Equipment — (2.3%)
(21,690)	Arista Networks, Inc.[1]	(5,766,503)
(1,289,400)	Nokia OYJ, ADR[6]	(7,194,852)

		(12,961,355)

Total Information Technology		(37,897,554)

Materials — (2.3%)
Chemicals — (2.3%)
(128,647)	LyondellBasell Industries NV —
	Class A	(13,187,604)

Shares		Value
Real Estate — (0.7%)
Diversified REIT’s — (0.7%)
(193,340)	Realogy Holdings Corp.	$(3,990,538)

Total Common Stock Sold Short (Proceeds $(329,547,893))		(332,135,937)

Other Assets in Excess of Liabilities — 58.0%		328,454,965

Total Net Assets — 100.0%		$566,686,142

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stock
Consumer Discretionary	$78,646,411	$78,646,411	$—	$—
Consumer Staples	37,900,110	37,900,110	—	—
Energy	9,481,585	9,481,585	—	—
Financials	55,573,470	55,573,470	—	—
Health Care	74,869,329	74,869,329	—	—
Industrials	124,108,236	124,108,236	—	—
Information Technology	101,727,050	101,727,050	—	—
Materials	56,824,671	56,824,671	—	—
Telecommunication Services	11,471,488	11,471,488	—	—
Short-Term Investments	19,764,764	19,764,764	—	—

Total Assets - Investments in Securities	$570,367,114	$570,367,114	$—	$—

CRM Funds

CRM FUNDS

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2018 (Unaudited)

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Common Stock Sold Short:
Consumer Discretionary	$(83,817,750)	$(83,817,750)	$—	$—
Consumer Staples	(59,130,401)	(59,130,401)	—	—
Energy	(4,854,808)	(4,854,808)	—	—
Financials	(27,601,586)	(27,601,586)	—	—
Health Care	(11,206,034)	(11,206,034)	—	—
Industrials	(90,449,662)	(90,449,662)	—	—
Information Technology	(37,897,554)	(37,897,554)	—	—
Materials	(13,187,604)	(13,187,604)	—	—
Real Estate	(3,990,538)	(3,990,538)	—	—

Total Liabilities - Investments in Securities	$(332,135,937)	$(332,135,937)	$—	$—

[1]	Non-income producing security.
[2]	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $(5,394,602) and represents (1.0)% of net assets as of September 30, 2018.

[6]	ADR — American Depository Receipt.

CRM Funds

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive and Principal Financial Officers, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principle Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    CRM Mutual Fund Trust

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer (Principal Executive Officer)

Date    November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer (Principal Executive Officer)

Date    November 28, 2018

By (Signature and Title)*	/s/ Michelle Kaufmann
Michelle Kaufmann, Treasurer (Principal Financial Officer)

Date    November 28, 2018

* Print the name and title of each signing officer under his or her signature.